LEASES (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lessee Disclosure [Abstract]
Year one	$ 4,014
Year two	3,225
Year three	2,949
Year four	2,903
Year five	3,259
Thereafter	35,720
Total lease payments	52,070
Less imputed interest	(18,757)
Total	$ 33,313